SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                Form 12b-25

                        NOTIFICATION OF LATE FILING

|X| Form 10-K |__| Form 20-F |__| Form 11-K |__| Form 10-Q |__| Form N-SAR
--- |__| N-CSR

                    For the Period Ended: June 30, 2005

|__| Transition report on Form 10-K |__| Transition Report on Form 10-Q |__| Transition report on Form 20-F |__| Transition Report on Form N-SAR


                     PART I - REGISTRATION INFORMATION

Full name of registrant                 Trinity Learning Corporation
Former name if applicable
Address of principal executive office   3685 Mt. Diablo Blvd., Suite 161
City, State and Zip Code                Lafayette, California 94549


                     Part II - Rules 12b-25 (b) and (c)

If the subject could be filed without unreasonable effort or expense and the Registrant seeks relief pursuant to Rule 12b-25 (b), the following should be completed. (Check box if appropriate).

     |    (a) The reasons described in reasonable detail in Part III of
     |    this form could not be eliminated without unreasonable effort of
     |    expense;
     |
     |    (b)  The subject annual report, semi-annual report, transition
     |    report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR, or portion
     |    thereof, will be filed on or before the fifteenth calendar day
 |X| |    following the prescribed due date; or the subject quarterly
     |    report or transition report on Form 10-Q, or portion thereof will
     |    be filed on or before the fifth calendar day following the
     |    prescribed due date; and
     |
     |    (c) The accountant's statements or other exhibit required by Rule
     |    12b-25 (c) has been attached if applicable.


                            PART III - NARRATIVE

     State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 11-K, 10-Q, 10-QSB, N-SARs, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

     The Registrant is in the process of preparing the financial information of the Company on a consolidated basis. The process of compiling and disseminating the information required to be included in the Form 10-KSB for the relevant fiscal year end as well as the completion of the required audit of the Company's financial information on a consolidated basis, could not be completed without incurring undue hardship and expense. The registrant undertakes the responsibility to file such annual report no later than 15 calendar days after the prescribed due date.

                        PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

     Douglas D. Cole     (925)               284-8025
     Name                Area Code           Telephone Number

(2) Have all other reports required under Section 13 or 15 (b) of the Securities and Exchange Act of 1934 or Section 30 or the Investments Act of 1940 during the preceding 12 months (or for such shorter) period that the Registrant was required to file such reports been filed? If answer is no, identify report(s).

       X   Yes      No
     -----     -----

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

       X   Yes      No
     -----     -----


     If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

          For the year ended June 30, 2004, the registrant had revenues of approximately $2,115,015 and a net loss of approximately $(11,462,063). For the year ended June 30, 2005, the registrant currently estimates that it had revenue of approximately $19,649,832 and a net loss of approximately $(11,571,972).

          Results for this fiscal year remain subject to further adjustment and actual results may differ significantly from the foregoing estimates.




                        Trinity Learning Corporation
                (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.



Date: October 3, 2005              /S/  Douglas D. Cole
                                   --------------------------------------
                                        Douglas D. Cole
                                        Chief Executive Officer